Discontinued operations (Details) - USD ($)	2 Months Ended	6 Months Ended
	Mar. 07, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
CURRENT ASSETS:
Total current assets of discontinued operations		$ 0		$ 54,763,308
NON-CURRENT ASSETS:
Total non-current assets of discontinued operations		0		102,715,796
CURRENT LIABILITIES:
Total current liabilities of discontinued operations		0		6,519,051
NON-CURRENT LIABILITIES:
Total non-current liabilities of discontinued operations		0		10,463,172
OTHER INCOME/(EXPENSES):
Net income and comprehensive income from discontinued operations, before taxes		$ 17,513,269	$ 7,777,766
Toro Corp [Member]
CURRENT ASSETS:
Cash and cash equivalents				41,779,594
Accounts receivable trade, net				10,616,573
Due from related parties				558,328
Inventories				893,568
Prepaid expenses and other assets				915,245
Total current assets of discontinued operations				54,763,308
NON-CURRENT ASSETS:
Vessels, net				92,486,178
Restricted cash				700,000
Due from related parties				1,708,474
Prepaid expenses and other assets				5,199,999
Deferred charges, net				2,621,145
Total non-current assets of discontinued operations				102,715,796
CURRENT LIABILITIES:
Current portion of long-term debt, net				2,606,302
Accounts payable				1,643,468
Accrued liabilities				2,269,281
Total current liabilities of discontinued operations				6,519,051
NON-CURRENT LIABILITIES:
Long-term debt, net				10,463,172
Total non-current liabilities of discontinued operations				$ 10,463,172
Revenue [Abstract]
Vessel revenues	$ 23,369,274		42,609,567
EXPENSES:
Voyage expenses (including $530,089, and $294,831 to related party for the six months ended June 30, 2022, and 2023, respectively)	(374,396)		(18,669,842)
Vessel operating expenses	(3,769,132)		(10,807,764)
Management fees to related parties	(507,000)		(1,384,650)
Depreciation and amortization	(1,493,759)		(3,571,444)
Recovery of provision for doubtful accounts	266,732		0
Total expenses	(5,877,555)		(34,433,700)
Operating income	17,491,719		8,175,867
OTHER INCOME/(EXPENSES):
Interest and finance costs	(220,061)		(388,385)
Interest income	253,165		1,412
Foreign exchange losses	(11,554)		(11,128)
Total other (expenses)/income, net	21,550		(398,101)
Net income and comprehensive income from discontinued operations, before taxes	17,513,269		7,777,766
Income taxes	(173,937)		(480,476)
Net income and comprehensive income from discontinued operations, net of taxes	17,339,332		7,297,290
Voyage expenses, related party	294,831		530,089
Toro Corp [Member] | Time Charter [Member]
Revenue [Abstract]
Vessel revenues	914,000		4,836,315
Toro Corp [Member] | Voyage Charter [Member]
Revenue [Abstract]
Vessel revenues	7,930		29,592,279
Toro Corp [Member] | Pool [Member]
Revenue [Abstract]
Vessel revenues	$ 22,447,344		$ 8,180,973